ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - USD ($)		12 Months Ended
	Oct. 19, 2020	Dec. 31, 2023	Dec. 31, 2022	Feb. 16, 2024	Mar. 31, 2023	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Converted liabilities		$ 1,520,200	$ 145,200
Common Stock, Shares, Outstanding		1,288,415	956,595		1,067,833	932,395
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Shares, Outstanding				1,224,315
Common stock shares held				647,415	426,833
Share Exchange Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of common stock outstanding	75.00%
Converted liabilities	$ 3,429,516
Conversion shares	7,907,351
Share Exchange Agreement [Member] | Sigyn Stockholders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of acquisition ownership interest	75.00%
Share Exchange Agreement [Member] | Issued and Outstanding Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of acquisition ownership interest	100.00%